Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives and Residual Rate

	Estimated useful lives	Residual rate

Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvement s	4- 5 years	0%
Others	3- 5 years	0%-5%

Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Softwar e	1 – 5 years
Domain names	15 years
Trademar k	5 years

Disaggregation of Revenue	The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Live streaming	4,442,845	7,976,214	10,311,624
Other revenues (i)	220,595	398,287	602,750

Total	4,663,440	8,374,501	10,914,374

(i)	Other revenues mainly include advertising and online games revenues.

Summary of Revenue Related to Performance Obligation

	2021	2022 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	485,878	178,144	664,022